Prospectus Supplement

John Hancock Funds III

John Hancock Disciplined Value Mid Cap Fund (the fund)

Supplement dated September 22, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

As of January 1, 2023 (the Effective Date), Timothy P. Collard will be added as a portfolio manager of the fund. As of the Effective Date, Timothy P. Collard, Joseph F. Feeney, Jr., CFA, and Steven L. Pollack, CFA will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, the following will replace in its entirety the fund’s portfolio manager information under the heading “Portfolio management” in the “Fund summary” section of the Prospectus:

Timothy P. Collard Portfolio Manager Managed the fund since 2023	Joseph F. Feeney, Jr., CFA Portfolio Manager Managed the fund and its predecessor since 2010	Steven L. Pollack, CFA Portfolio Manager Managed the fund since 2009 and its predecessor since 2001

As of the Effective Date, the fund’s portfolio manager information under the heading “Who’s who – Subadvisor” in the “Fund details” section of the Prospectus will be amended and restated in its entirety as follows:

Timothy P. Collard

•	Portfolio Manager
•	Managed the fund since 2023
•	Portfolio Manager, Boston Partners
•	Joined Boston Partners in 2018
•	Began investment career in 2004

Joseph F. Feeney, Jr., CFA

•	Portfolio Manager
•	Managed the fund and its predecessor since 2010
•	Chief Executive Officer and Chief Investment Officer, Boston Partners
•	Joined Boston Partners in 1995
•	Began investment career in 1985

Steven L. Pollack, CFA

•	Portfolio Manager
•	Managed the fund since 2009 and its predecessor since 2001
•	Senior Portfolio Manager, Boston Partners
•	Joined Boston Partners in 2000
•	Began investment career in 1984

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

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